Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 202	$ 1,038
Restricted cash			41
Accounts receivable		293	237
Inventories		63	772
Restricted crypto assets		5,516	3,080
Crypto assets		3,959	6,905
Stablecoin assets		45	20
Deposits, prepayments and other current assets, net		1,165	1,882
Total current assets		11,243	13,975
Non-current assets:
Property and equipment, net		958	3,974
Operating lease right-of-use assets, net		513	585
Total non-current assets:		1,471	4,559
Total assets		12,714	18,534
Current liabilities:
Accounts payable		715	438
Operating lease liabilities-current		83	82
Advance from customers		10	870
Short-term borrowings		3,680	2,115
Other payables and accrued liabilities		395	177
Total current liabilities		4,883	3,682
Operating lease liabilities-non-current		432	486
Total non-current liabilities		432	486
Total Liabilities		5,315	4,168
Commitments and contingencies - Note 13
Shareholders’ equity:
Additional paid-in capital		52,192	52,137
Accumulated deficit		(44,283)	(37,231)
Accumulated other comprehensive loss		(513)	(542)
Total shareholders’ equity		7,399	14,366
Total Liabilities and shareholders’ equity		12,714	18,534
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares value	[1]	2	1
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares value	[1]	$ 1	$ 1

[1]	The shares and per share data are presented on a retroactive basis to reflect the reverse stock split.